Other non-current assets - Allowance for credit losses (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2023 CNY (¥)
Other non-current assets
Balance at the beginning	¥ 0
Balance at the end	266
Cumulative effect of adoption of new accounting standard
Other non-current assets
Balance at the beginning	67
Current period provision, net	199
Balance at the end	266
Cumulative effect of adoption of new accounting standard | Accounting Standards Update 2016-13
Other non-current assets
Balance at the beginning	¥ 67